Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
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Other financial assets and liabilities

D.6	Other financial assets and liabilities

	2023 US$m	2022 US$m

Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	248	207
Other financial assets	53	22
Financial instruments at amortised cost
Hedge collateral (including interest)	-	509
Other financial assets	-	30
Financial instruments at fair value through other comprehensive income
Other financial assets	28	29

Total other financial assets	329	797

Current	209	677
Non-current	120	120

Net carrying amount	329	797

Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	74	721
Embedded derivative	35	-

Total other financial liabilities	109	721

Current	67	654
Non-current	42	67

Net carrying amount	109	721

Recognition and measurement
Other financial assets and liabilities
Receivables subject to provisional pricing adjustments are initially recognised at the transaction price and subsequently measured at fair value with movements recognised in the consolidated income statement.
Derivative financial instruments
Derivative financial instruments that are designated within qualifying hedge relationships are initially recognised at fair value on the date the contract is entered into. For relationships designated as fair value hedges, subsequent fair value movements of the derivative are recognised in the consolidated income statement.
For relationships designated as cash flow hedges, subsequent fair value movements of the derivative for the effective portion of the hedge are recognised in other comprehensive income and accumulated in reserves in equity; fair value movements for the ineffective portion are recognised immediately in the consolidated income statement. Costs of hedging have been separated from the hedging arrangements and deferred to other comprehensive income and accumulated in reserves in equity. Amounts accumulated in equity are reclassified to the consolidated income statement in the periods when the hedged item affects profit or loss.
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged exposure and the hedging instrument. The Group assesses whether the derivative designated in each hedging relationship has been, and is expected to be, effective in offsetting changes in cash flows of the hedged exposure using the hypothetical derivative method.

Ineffectiveness is recognised where the cumulative change in the designated component value of the hedging instrument on an absolute basis exceeds the change in value of the hedged exposure attributable to the hedged risk.
Ineffectiveness may arise where the timing of the transaction changes from what was originally estimated such as delayed shipments or changes in timing of forecast sales. This may also arise where the commodity swap pricing terms do not perfectly match the pricing terms of the revenue contracts.
Fair value
Except for the other financial assets and other financial liabilities set out in this note, there are no material financial assets or financial liabilities carried at fair value.
The fair value of commodity derivative financial instruments is determined based on observable quoted forward pricing and swap models and is classified as Level 2 on the fair value hierarchy. The most frequently applied valuation techniques include forward pricing and swap models that use present value calculations. The models incorporate various inputs including the credit quality of counterparties and forward rate curves of the underlying commodity.
The fair value of interest rate swaps is calculated by discounting estimated future cash flows based on the terms of maturity of each contract, using market interest rates for a similar instrument at the reporting date, and is classified as Level 2 on the fair value hierarchy.
The fair value of foreign exchange forward contracts is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curves in the respective currencies and is classified as Level 2 on the fair value hierarchy.
The fair values of other financial assets and other financial liabilities are predominantly determined based on observable quoted forward pricing and are predominantly classified as Level 2 on the fair value hierarchy.
Embedded commodity derivatives are classified as Level 3 on the fair value hierarchy with no market observable inputs.
Foreign exchange
The derivative financial instruments include foreign exchange forward contracts that are denominated in Australian dollars. The Group had no material other financial assets and liabilities denominated in currencies other than US dollars.
Hedging activities
During the period, the following hedging activities were undertaken:

•	As at 31 December 2023, the Group hedged approximately 29.3 MMboe of 2024 production at an average price of approximately $75.7 per barrel.
•
Through the use of foreign exchange forward contracts, the Group hedged its Australian dollar to US dollar exchange rate in relation to a portion of the Australian dollar denominated capital expenditure expected to be incurred under the Scarborough development.

•	In 2022, the Group placed $506 million (excluding interest) as collateral against the oil hedge positions to reduce counterparty credit risk exposure. The collateral was returned to the Group in 2023.
•
Through the use of foreign exchange forward contracts, the Group also hedged its Australian dollar to US dollar exchange rate in relation to the Australian dollar denominated tax payments which have matured.

	2023	2022
Oil swaps (cash flow hedges)
Carrying amount (US$m)	(14)	(114)
Notional amount (MMbbl) 1	29	18
Maturity date	2024	2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMbbl)	76	79
HH Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	(44)	26
Notional amount (TBtu) 1	38	58
Maturity date	2024-2025	2023-2024
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	4	4
TTF Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	181	(469)
Notional amount (TBtu) 1	32	50
Maturity date	2024-2025	2023-2024
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	18	16
Interest rate swap (cash flow hedges)
Carrying amount (US$m)	43	55
Notional amount (US$m) 1	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	1.7%	1.7%
Cross currency interest rate swap (cash flow and fair value hedges)
Carrying amount (US$m)	-	5
Notional amount (Swiss Franc) 1	-	175
Maturity date	-	2023
Hedge ratio	-	1:1
Weighted average hedged rate	-	Three month USD LIBOR +2.8%
FX forwards (cash flow hedges)
Carrying amount (US$m)	8	(17)
Notional amount (AUD$m) 1	1,834	1,037
Maturity date	2024-2025	2023-2025
Hedge Ratio	1:1	1:1
Weighted average hedged rate (AUD:USD)	0.68	0.68

1.	The notional amounts relate to unrealised volumes of the hedge item included in the cash flow hedge reserve.
Hedge
ineffectiveness loss of $15 million (2022: $72 million loss) has been recognised in the profit and loss.
Interest Rate Benchmark Reform
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as ‘IBOR reform’). In 2020, the Federal Reserve announced that the three-month and six-month LIBOR will be phased out and eventually replaced by June 2023. The Group had exposures to IBORs on its financial instruments that were impacted as part of these market-wide initiatives.
During the period, the Group has transitioned its financial liabilities from USD London Inter-Bank Offered Rate (USD LIBOR) to SOFR. The transition of a number of the Group’s financial liabilities from USD LIBOR to SOFR during the year ended 31 December 2023 did not result in a material impact to the Group.
Embedded commodity derivative
In 2023, the Group entered into a revised long-term gas sale and purchase contract (GSPA) with Perdaman with conditions precedent being satisfied during the year, where a component of the selling price is linked to the price of
u
rea. The contract has been assessed to contain an embedded commodity derivative that is required to be separated and recognised at fair value through profit and loss. The carrying value of the embedded derivative at 31 December 2023 amounted to a net
liability of $35 million (31 December 2022: nil). The derivative is remeasured to fair value at each reporting date in accordance with the Urea price at that date. As at 31 December 2023, the unrealised loss of $35 million has been recognised through other expenses.

Key estimates and judgements

(a) Embedded commodity derivative
The fair value of the Perdaman embedded derivative has been estimated using a Monte Carlo simulation model. The assessment requires management to make certain assumptions about the model inputs, including forecast cash flows, discount rate, credit risk and volatility. These assumptions require significant management judgement and are subject to risk and uncertainty. The present value of the embedded derivative was estimated using the assumptions set out below.

•
 Inflation rate – 2.5% has been applied.
•
 Discount rate – a
pre-tax
interest rate curve (range: 5.39% to 7.12%).
•
 Domestic gas pricing – forecast sales are subject to urea pricing. Price assumptions are based on the best market information available at measurement date and derived from short- and long-term views of global supply and demand, building upon past experience of the industry and consistent with external sources. The long-term urea price is determined with reference to the prevailing gas hub (Title Transfer Facility (TTF)) prices available in the market at reporting date.

The embedded derivative is most sensitive to changes in discount rates and pricing, which may result in unrealised gains or losses recognised in other income/expenses in the future.
The nominal impact of the effects of changes to discount rate and long-term price assumptions are estimated as follows:

Change in assumption 1	US$m
Urea sales price: increase of 10%	145
Urea sales price: decrease of 10%	(145)
Discount rate: increase of 1.5% 2	(208)
Discount rate: decrease of 1.5% 2	258

1. Amounts shown represent the change of the present value of the contract keeping all other variables constant. 2. A change of 1.5% represents 150 basis points.